ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
U.S. TREASURY BILLS – 59.8%
U.S. Treasury Bill, 1.97%, 04/20/23(a)	50,000,000	$49,889,677
U.S. Treasury Bill, 2.85%, 06/15/23(a)	30,000,000	29,718,555

Total U.S. Treasury Bills
(Cost $79,778,471)		79,608,232

EXCHANGE TRADED FUND – 14.7%

Debt Fund – 14.7%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $19,886,000)	200,000	19,542,000

MONEY MARKET FUNDS – 29.1%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.72%(b)(c)	5,537,096	5,537,096
Fidelity Institutional Money Market Government Portfolio - Class III, 4.47%(b)	33,166,483	33,166,482

Total Money Market Funds
(Cost $38,703,578)		38,703,578

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $138,368,049)		137,853,810

Securities Sold, Not Yet Purchased – (90.5)%(d)

COMMON STOCKS – (90.5)%

Apparel – (1.4)%
Hanesbrands, Inc.	(350,000)	(1,841,000)

Auto Manufacturers – (1.9)%
Ford Motor Co.	(200,000)	(2,520,000)

Auto Parts & Equipment – (1.7)%
Goodyear Tire & Rubber Co. (The)*	(200,000)	(2,204,000)

Banks – (2.6)%
Banco Bradesco SA (Brazil)(e)	(700,000)	(1,834,000)
Glacier Bancorp, Inc.	(40,000)	(1,680,400)
Total Banks		(3,514,400)

Beverages – (3.1)%
Celsius Holdings, Inc.*	(25,000)	(2,323,500)
Keurig Dr Pepper, Inc.	(50,000)	(1,764,000)
Total Beverages		(4,087,500)

Biotechnology – (1.8)%
Guardant Health, Inc.*	(100,000)	(2,344,000)

Commercial Services – (1.5)%
Alarm.com Holdings, Inc.*	(40,000)	(2,011,200)

Cosmetics/Personal Care – (1.3)%
Olaplex Holdings, Inc.*	(400,000)	(1,708,000)

Diversified Financial Services – (8.6)%
B. Riley Financial, Inc.	(82,000)	(2,327,980)
Coinbase Global, Inc., Class A*	(25,000)	(1,689,250)
Credit Acceptance Corp.*	(12,000)	(5,232,480)
Mr Cooper Group, Inc.*	(55,000)	(2,253,350)
Total Diversified Financial Services		(11,503,060)

Electric – (1.5)%
Avangrid, Inc.	(50,000)	(1,994,000)

Electronics – (3.8)%
TD SYNNEX Corp.	(25,000)	(2,419,750)
Trimble, Inc.*	(50,000)	(2,621,000)
Total Electronics		(5,040,750)

Energy - Alternate Sources – (4.0)%
Sunnova Energy International, Inc.*	(150,000)	(2,343,000)
Sunrun, Inc.*	(150,000)	(3,022,500)
Total Energy - Alternate Sources		(5,365,500)

Entertainment – (3.5)%
Bally’s Corp.*	(130,000)	(2,537,600)
Live Nation Entertainment, Inc.*	(30,000)	(2,100,000)
Total Entertainment		(4,637,600)

Food – (3.5)%
Albertsons Cos., Inc., Class A	(125,000)	(2,597,500)
McCormick & Co., Inc.	(25,000)	(2,080,250)
Total Food		(4,677,750)

Home Furnishings – (2.4)%
Leggett & Platt, Inc.	(100,000)	(3,188,000)

Internet – (5.9)%
Bumble, Inc., Class A*	(100,000)	(1,955,000)
F5, Inc.*	(20,000)	(2,913,800)
Robinhood Markets, Inc., Class A*	(300,000)	(2,913,000)
Total Internet		(7,781,800)

Media – (0.4)%
WideOpenWest, Inc.*	(50,000)	(531,500)

Office/Business Equipment – (1.6)%
Xerox Holdings Corp.	(140,000)	(2,156,000)

Packaging & Containers – (1.2)%
Ball Corp.	(30,000)	(1,653,300)

REITS – (15.4)%
Acadia Realty Trust	(100,000)	(1,395,000)
Alexander’s, Inc.	(8,347)	(1,617,231)
Crown Castle, Inc.	(15,000)	(2,007,600)
Digital Realty Trust, Inc.	(20,000)	(1,966,200)
Extra Space Storage, Inc.	(16,000)	(2,606,880)
Innovative Industrial Properties, Inc.	(35,000)	(2,659,650)
Invitation Homes, Inc.	(25,000)	(780,750)
NETSTREIT Corp.	(75,000)	(1,371,000)
Realty Income Corp.	(25,000)	(1,583,000)
Sunstone Hotel Investors, Inc.	(225,000)	(2,223,000)
Urban Edge Properties	(150,000)	(2,259,000)
Total REITS		(20,469,311)

Retail – (6.2)%
CarMax, Inc.*	(45,000)	(2,892,600)
Freshpet, Inc.*	(30,000)	(1,985,700)
Nu Skin Enterprises, Inc., Class A	(40,000)	(1,572,400)
Williams-Sonoma, Inc.	(15,000)	(1,824,900)
Total Retail		(8,275,600)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
Software – (17.2)%
Atlassian Corp., Class A*	(12,500)	$(2,139,625)
Autodesk, Inc.*	(10,000)	(2,081,600)
Datadog, Inc., Class A*	(30,000)	(2,179,800)
E2open Parent Holdings, Inc.*	(300,000)	(1,746,000)
Five9, Inc.*	(30,000)	(2,168,700)
Gitlab, Inc., Class A*	(20,000)	(685,800)
HashiCorp, Inc., Class A*	(100,000)	(2,929,000)
Jamf Holding Corp.*	(125,000)	(2,427,500)
nCino, Inc.*	(100,000)	(2,478,000)
Paycor HCM, Inc.*	(60,000)	(1,591,200)
ZoomInfo Technologies, Inc.*	(100,000)	(2,471,000)
Total Software		(22,898,225)

Total Common Stocks
(Cost $(116,861,921))		(120,402,496)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(116,861,921)]		(120,402,496)

Total Investments – 13.1%
(Cost $21,506,128)		17,451,314
Other Assets in Excess of Liabilities – 86.9%		115,556,659
Net Assets – 100.0%		$133,007,973

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(d)	As of March 31, 2023 cash in the amount of $109,340,353 has been segregated as collateral from the broker for securities sold short.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$79,608,232	$-	$79,608,232
Exchange Traded Fund	19,542,000	-	-	19,542,000
Money Market Funds	38,703,578	-	-	38,703,578
Total	$58,245,578	$79,608,232	$-	$137,853,810

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(120,402,496)	$-	$-	$(120,402,496)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	(1.4)%
Auto Manufacturers	(1.9)
Auto Parts & Equipment	(1.7)
Banks	(2.6)
Beverages	(3.1)
Biotechnology	(1.8)
Commercial Services	(1.5)
Cosmetics/Personal Care	(1.3)
Debt Fund	14.7
Diversified Financial Services	(8.6)
Electric	(1.5)
Electronics	(3.8)
Energy - Alternate Sources	(4.0)
Entertainment	(3.5)
Food	(3.5)
Home Furnishings	(2.4)
Internet	(5.9)
Media	(0.4)
Office/Business Equipment	(1.6)
Packaging & Containers	(1.2)
REITS	(15.4)
Retail	(6.2)
Software	(17.2)
Sovereign	59.8
Money Market Funds	29.1
Total Investments	13.1
Other Assets in Excess of Liabilities	86.9
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2023	Value at 3/31/2023	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$19,476,000	$-	$-	$-	$66,000	200,000	$19,542,000	$379,436